CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise the following:

	2022	2023
	S$	S$

Cash at banks	1,514,460	1,971,872
Cash on hand	610	601
Short-term fixed deposits	64,648	7,022,594
	1,579,718	8,995,067
Less: Fixed deposits with maturities over 3 months	-	(2,770,880)
Cash and cash equivalents on consolidated statements of cash flows	1,579,718	6,224,187